Share Based Compensation - Summary of Compensation Expense (Detail) kr in Millions	12 Months Ended
Dec. 31, 2021 SEK (kr)
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	kr 3,607
Key contributor plan [member] | Key Contributor Plan2021
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	355
Key contributor plan [member] | Key Contributor Plan 2020 (KC Plan 2020) [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	899
Key contributor plan [member] | Key Contributor Plan2019
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	777
Key contributor plan [member] | Key contributor plan 2018 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	973
Cash-settled plans [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	3,372
Cash-settled plans [member] | Executive performance plan [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	368
Cash-settled plans [member] | Executive performance plan [member] | EPP 2021 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	17
Cash-settled plans [member] | Executive performance plan [member] | EPP 2020 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	90
Cash-settled plans [member] | Executive performance plan [member] | EPP 2019 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	75
Cash-settled plans [member] | Executive performance plan [member] | EPP 2018 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	186
Cash-settled plans [member] | Key contributor plan [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	3,004
Reporting year [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	1,346
Reporting year [member] | Key contributor plan [member] | Key Contributor Plan2021
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	355
Reporting year [member] | Key contributor plan [member] | Key Contributor Plan 2020 (KC Plan 2020) [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	376
Reporting year [member] | Key contributor plan [member] | Key Contributor Plan2019
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	194
Reporting year [member] | Key contributor plan [member] | Key contributor plan 2018 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	204
Reporting year [member] | Cash-settled plans [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	1,253
Reporting year [member] | Cash-settled plans [member] | Executive performance plan [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	124
Reporting year [member] | Cash-settled plans [member] | Executive performance plan [member] | EPP 2021 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	17
Reporting year [member] | Cash-settled plans [member] | Executive performance plan [member] | EPP 2020 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	56
Reporting year [member] | Cash-settled plans [member] | Executive performance plan [member] | EPP 2019 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	14
Reporting year [member] | Cash-settled plans [member] | Executive performance plan [member] | EPP 2018 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	37
Reporting year [member] | Cash-settled plans [member] | Key contributor plan [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	1,129
2020 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	1,465
2020 [member] | Key contributor plan [member] | Key Contributor Plan 2020 (KC Plan 2020) [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	523
2020 [member] | Key contributor plan [member] | Key Contributor Plan2019
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	335
2020 [member] | Key contributor plan [member] | Key contributor plan 2018 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	368
2020 [member] | Cash-settled plans [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	1,386
2020 [member] | Cash-settled plans [member] | Executive performance plan [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	160
2020 [member] | Cash-settled plans [member] | Executive performance plan [member] | EPP 2020 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	34
2020 [member] | Cash-settled plans [member] | Executive performance plan [member] | EPP 2019 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	50
2020 [member] | Cash-settled plans [member] | Executive performance plan [member] | EPP 2018 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	76
2020 [member] | Cash-settled plans [member] | Key contributor plan [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	1,226
2019 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	602
2019 [member] | Key contributor plan [member] | Key Contributor Plan2019
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	248
2019 [member] | Key contributor plan [member] | Key contributor plan 2018 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	245
2019 [member] | Cash-settled plans [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	557
2019 [member] | Cash-settled plans [member] | Executive performance plan [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	64
2019 [member] | Cash-settled plans [member] | Executive performance plan [member] | EPP 2019 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	11
2019 [member] | Cash-settled plans [member] | Executive performance plan [member] | EPP 2018 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	53
2019 [member] | Cash-settled plans [member] | Key contributor plan [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	493
2018 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	194
2018 [member] | Key contributor plan [member] | Key contributor plan 2018 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	156
2018 [member] | Cash-settled plans [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	176
2018 [member] | Cash-settled plans [member] | Executive performance plan [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	20
2018 [member] | Cash-settled plans [member] | Executive performance plan [member] | EPP 2018 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	20
2018 [member] | Cash-settled plans [member] | Key contributor plan [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	156
Executive team plans [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	235
Executive team plans [member] | LTV 2021 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	24
Executive team plans [member] | LTV 2020 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	54
Executive team plans [member] | LTV 2019 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	73
Executive team plans [member] | LTV 2018 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	84
Executive team plans [member] | Reporting year [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	93
Executive team plans [member] | Reporting year [member] | LTV 2021 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	24
Executive team plans [member] | Reporting year [member] | LTV 2020 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	31
Executive team plans [member] | Reporting year [member] | LTV 2019 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	28
Executive team plans [member] | Reporting year [member] | LTV 2018 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	10
Executive team plans [member] | 2020 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	79
Executive team plans [member] | 2020 [member] | LTV 2020 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	23
Executive team plans [member] | 2020 [member] | LTV 2019 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	28
Executive team plans [member] | 2020 [member] | LTV 2018 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	28
Executive team plans [member] | 2019 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	45
Executive team plans [member] | 2019 [member] | LTV 2019 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	17
Executive team plans [member] | 2019 [member] | LTV 2018 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	28
Executive team plans [member] | 2018 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	18
Executive team plans [member] | 2018 [member] | LTV 2018 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	18
The President and CEO [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	113
The President and CEO [member] | Reporting year [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	44
The President and CEO [member] | 2020 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	38
The President and CEO [member] | 2019 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	22
The President and CEO [member] | 2018 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	kr 9